Virtus Herzfeld Fund
Virtus Herzfeld Fund

Virtus Herzfeld Fund
each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

In the section "Performance Information" in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the table showing Average Annual Total Returns is hereby replaced in its entirety with the following:
Average Annual Total Returns - Virtus Herzfeld Fund	Label	1 Year	5 Year	Since Inception	Inception Date
Class I	Return Before Taxes	(9.29%)	4.95%	5.84%	Sep. 05, 2012
Class I | Return After Taxes on Distributions	Return After Taxes on Distributions	(12.28%)	2.88%	3.92%	Sep. 05, 2012
Class I | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(4.34%)	3.20%	3.95%	Sep. 05, 2012
Class A	Return Before Taxes	(14.72%)	3.47%	4.60%	Sep. 05, 2012
Class C	Return Before Taxes	(10.15%)	3.92%	4.80%	Sep. 05, 2012
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	(9.41%)	4.26%	7.85%	Sep. 05, 2012
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	1.73%	Sep. 05, 2012
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	(5.52%)	3.72%	5.51%	Sep. 05, 2012

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Investors should retain this supplement with the Prospectuses for future reference.